Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended						29 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 20, 2010	Aug. 14, 2010	Dec. 31, 2009	Aug. 14, 2010 American Depository Shares Maximum	Jan. 21, 2014 American Depository Shares Subsequent Event Maximum	Dec. 31, 2012 American Depository Shares	Dec. 31, 2010 American Depository Shares	Dec. 31, 2009 American Depository Shares	Dec. 31, 2008 American Depository Shares	Apr. 23, 2013 American Depository Shares Subsequent Event	Jan. 22, 2013 American Depository Shares Subsequent Event
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description	SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for: a. Payment of taxes; b. Recovery of prior years’ deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary; e. Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;
Quarterly dividends declared per ADS													$ 0.15	$ 0.15
Dividend description									Although no dividends were declared in our fiscal years ended 2010, 2011 or 2012, on January 22 and April 23, 2013, the Company announced that the Company's board of directors had authorized a quarterly dividend of $0.15 per ADS. This dividends were paid on March 4 and May 14, 2013 to all of the Company's shareholders of record as of February 21 and May 6, 2013
Retained earnings (accumulated deficit)	$ 83,449,000	$ 36,231,000				$ (11,885,000)
Accumulated deficit amount transfer to additional paid in capital				11,885,000
Additional paid-in capital increases from transfer of accumulated deficit			11,885,000
Repurchase of shares							80,000,000	40,000,000
Treasury stock, share repurchase program retire period					2009-08
Common stock repurchased during period										0	0	6,200,000
Common stock amount repurchased during period										$ 0	$ 0	$ 54,300,000
Common Stock Amount Repurchased Per ADS										$ 0.00	$ 0.00	$ 8.76